Disposal of assets and other transactions (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Sale amount	$ 3,922
Gain (loss)	$ 1,425
Transaction Pending [Member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of the Company's entire interest in Albacora Leste producing field, located in the Campos Basin
Acquirer	Petro Rio Jaguar Petróleo LTDA (PetroRio), a subsidiary of Petro Rio S.A
Signature date	April 2022
Closing date	January 2023
Sale amount	$ 1,947
Gain (loss)	$ 604
Transaction Pending One [Member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of the Company's entire interest in a set of four onshore production fields, with integrated facilities, located in the state of Espírito Santo, jointly called Norte Capixaba cluster
Acquirer	Seacrest Petróleo SPE Norte Capixaba Ltda., a wholly-owned subsidiary of Seacrest Exploração e Produção de Petróleo Ltda.
Signature date	February 2022
Closing date	April 2023
Sale amount	$ 485
Gain (loss)	$ 352
Transaction Pending Two [Member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of the Company's entire interest (100%) in a set of 22 production onshore and shallow water fields, together with their associated infrastructure, located in the Potiguar Basin, in the state of Rio Grande do Norte, jointly called Potiguar cluster
Acquirer	3R Potiguar S.A., a wholly-owned subsidiary of 3R Petroleum Óleo e Gás S.A
Signature date	January 2022
Closing date	June 2023
Sale amount	$ 1,455
Gain (loss)	$ 484
Transaction Pending Three [Member]
IfrsStatementLineItems [Line Items]
Transaction	Sale of the Company's entire interest in a set of maritime concessions called Golfinho and Camarupim groups of fields, in deep waters of the post-salt layer, located in the Espírito Santo Basin.
Acquirer	BW Energy Maromba do Brasil Ltda (BWE)
Signature date	June 2022
Closing date	August 2023
Sale amount	$ 35
Gain (loss)	$ (15)